ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

At June 30, 2023 and December 31, 2022, accounts payable and accrued expenses consisted of:

	June 30, 2023	December 31, 2022
Trade creditors	$2,794,902	$3,118,757
Accrued expenses	197,545	370,787
Total	$2,992,447	$3,489,544

At December 31, 2022 and 2021, accounts payable and accrued expenses consisted of:

	December 31, 2022	December 31, 2021

Trade creditors	$3,118,757	$324,890
Accrued expenses	370,787	52,174
Total	$3,489,544	$377,064